WARRANTS (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2009
SHAREHOLDER RIGHTS PLAN
Exercise Price		$ 19.50
Tranche I
SHAREHOLDER RIGHTS PLAN
Principal Amount	5,000,000
Exercise Price	$ 1.50
Tranche A
SHAREHOLDER RIGHTS PLAN
Principal Amount	2,750,000
Exercise Price	$ 2.60
Tranche B
SHAREHOLDER RIGHTS PLAN
Principal Amount	1,650,000
Exercise Price	$ 5.20
Tranche C
SHAREHOLDER RIGHTS PLAN
Principal Amount	550,000
Exercise Price	$ 7.80